SCHEDULE OF FINANCIAL ASSETS REPRESENT MAXIMUM CREDIT RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents	$ 44,267	$ 35,721	$ 4,947
Marketable securities	22,462
Trade and other receivables	$ 43,348	$ 41,864